UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

December 31, 2009

(Unaudited)

FRANK VALUE FUND

           PORTFOLIO ANALYSIS

             DECEMBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

LEIGH BALDWIN TOTAL RETURN FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Value Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.09%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.51%
2,487	True Religion Apparel, Inc. *	$ 45,985

Communications Equipment, NEC - 2.30%
10,417	Lojack Corp. *	42,085

Computer Communications Equipment - 4.82%
3,693	Cisco Systems, Inc. *	88,410

Electronic Computers - 2.42%
3,083	Dell, Inc. *	44,272

Finance Services - 3.18%
3,059	Americredit Corp. *	58,243

Hospital & Medical Service Plans - 17.07%
1,259	Humana, Inc. *	55,257
5,477	WellCare Health Plans, Inc. *	201,335
965	Wellpoint, Inc. *	56,250
		312,842
Mens' & Boys' Furnishings, Work Clothing, and Allied Garments - 2.31%
1,622	Cintas Corp. *	42,286

Miscellaneous Furniture & Fixtures - 1.29%
2,290	Knoll, Inc.	23,656

Perfumes, Cosmetics & Other Toilet Preparations - 2.56%
3,838	Bare Escentuals, Inc. *	46,939

Pharmaceutical Preparations - 18.52%
2,867	Forest Laboratories, Inc. *	92,059
1,399	NBTY, Inc. *	60,912
7,439	Pfizer, Inc.	135,316
6,521	Prestige Brands Holdings, Inc. *	51,255
		339,542
Retail-Computer & Computer Software Stores - 2.46%
2,058	GameStop Corp. Class A *	45,153

Retail-Drug Stores & Proprietary Stores - 4.84%
5,021	PetMed Express, Inc.	88,671

Retail-Radio, TV & Consumer Electronics Stores - 2.54%
1,178	Best Buy Co., Inc.	46,484

Services-Advertising Agencies - 2.30%
4,169	Valueclick, Inc. *	42,190

Services-Business Services, NEC - 7.40%
8,038	Bidz.com, Inc. *	16,076
3,128	eBay, Inc. *	73,602
2,439	Western Union Co.	45,975
		135,653
Services-Consumer Credit Reporting, Collection Agencies - 4.42%
631	Dun & Bradstreet	53,237
1,035	Moody's Corp.	27,738
		80,975
Services-Mailing, Reproduction, Commercial Art & Photography - 1.92%
5,025	American Reprographics Co. *	35,225

Services-Management Consulting - 2.05%
1,643	Corporate Executive Board Co.	37,493

Services-Prepackaged Software - 6.06%
2,040	CA, Inc.	45,818
2,143	Microsoft Corp.	65,319
		111,137
Telegraph & Other Message Communications - 4.13%
3,724	J2 Global Communications, Inc. *	75,783

TOTAL FOR COMMON STOCKS (Cost $1,622,211) - 95.09%		1,743,024

SHORT TERM INVESTMENTS - 7.88%
144,399	First American Treasury Obligations Fund Class A 0.30% ** (Cost $144,399)	144,399

TOTAL FOR SHORT TERM INVESTMENTS (Cost $144,399) - 7.88%		144,399

TOTAL INVESTMENTS (Cost $1,766,610) - 102.97%		1,887,423

LIABILITIES LESS OTHER ASSETS - (2.97)%		(54,427)

NET ASSETS - 100.00%		$ 1,832,996

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 1,743,024	-	-	$ 1,743,024
	Short-Term Investments:
	Conservative Deposit Account	$ 144,399	-	-	$ 144,399

		$ 1,887,423	-	-	$ 1,887,423

The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 82.46%

Cigarettes - 4.56%
2,500	Philip Morris International, Inc.	$ 120,475

Electric Services - 1.42%
2,000	Empire District Electric Co.	37,460

Farm Machinery & Equipment - 0.80%
5,000	Arts-Way Manufacturing Co.	21,200

Finance Services - 1.02%
3,000	Oneida Financial Corp.	26,850

Food & Kindred Products - 4.12%
4,000	Kraft Foods, Inc.	108,720

Grain Mill Products - 8.59%
1,700	General Mills, Inc.	120,377
2,000	Kellogg Co.	106,400
		226,777
Guided Missiles & Space Vehicles & Parts - 3.71%
1,300	Lockheed Martin Corp.	97,955

Malt Beverages - 4.62%
2,700	Molson Coors Brewing, Co.	121,932

National Commercial Banks - 1.54%
2,000	NBT Bancorp, Inc.	40,740

Petroleum Refining - 7.99%
1,500	Chevron Corp.	115,485
1,400	Exxon Mobil Corp.	95,466
		210,951
Pharmaceutical Preparations - 5.15%
2,500	Novartis AG *	136,075

Retail-Drug Stores and Proprietary Stores - 3.89%
2,800	Walgreen Co.	102,816

Retail-Eating Places - 4.73%
2,000	McDonalds Corp.	124,880

Search, Detection, Navagation, Guidance, Aeronautical Systems - 4.23%
2,000	Northrup Grumman Corp.	111,700

Security Brokers, Dealers & Flotation Companies - 3.56%
5,000	Schwab Corp.	94,100

Semiconductors & Related Devices - 4.25%
5,500	Intel Corp.	112,200

Services-Engineering, Accounting, Research, Management - 4.06%
3,500	Paychex, Inc.	107,240

Services-Motion Picture & Video Tape Production - 4.27%
3,500	Disney Enterprises, Inc.	112,875

Telephone Communications (No Radio Telephone) - 4.28%
4,000	AT&T Corp.	112,120
100	Frontier Communications Corp.	781
		112,901
Trucking & Courier Services (No Air) - 4.34%
2,000	United Parcel Service, Inc.	114,740

Water Supply - 1.33%
2,000	Aqua America, Inc.	35,020

TOTAL FOR COMMON STOCKS (Cost $2,164,350) - 82.46%		2,177,607

EXCHANGE TRADED FUNDS - 3.71%
5,000	Aberdeen Asia Pacific Fund	31,083
2,000	Direxion Large Cap Bear 3X Shares *	34,216
2,000	The Gabelli Global Gold, Natural Resources & Income Trust	32,660
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $91,505) - 3.71%		97,959

SPECIAL PURPOSE ENTITIES - 0.98%
1,000	Structured Products Corp Corts Trust for Walt Disney Notes	25,780
TOTAL FOR SPECIAL PURPOSE ENTITIES (Cost $25,726) - 0.98%		25,780

REITS - 3.61%
5,500	Annaly Capital Management, Inc.	95,425
TOTAL FOR REITS (Cost $101,346) - 3.61%		95,425

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 3.18%
Shares Subject
to Put
	Annaly Capital Management, Inc.
5,000	January 2012 Put @ $15.00	18,750

	AT&T Corp.
4,000	January 2011 Put @ $20.00	3,400

	Chevron Corp.
800	January 2011 Put @ $60.00	1,960

	Disney Enterprises, Inc.
3,500	January 2012 Put @ $25.00	7,875

	Exxon Mobil Corp.
1,000	January 2011 Put @ $55.00	2,270

	Frontier Communications Corp.
4,000	February 2010 Put @ $2.50	0

	General Mills, Inc.
1,300	January 2011 Put @ $55.00	1,560

	Intel Corp.
5,000	January 2012 Put @ $15.00	7,350

	Kellogg Co.
1,500	January 2011 Put @ $35.00	450

	Kraft Foods, Inc.
3,500	January 2011 Put @ $20.00	1,575

	Lockheed Martin Corp.
1,100	January 2011 Put @ $65.00	4,840

	McDonalds Corp.
1,500	January 2011 Put @ $45.00	1,545

	Molson Coors Brewing Co.
2,500	January 2011 Put @ $35.00	3,125

	Northrup Grumman Corp.
1,800	January 2011 Put @ $40.00	1,980

	Novartis AG
2,500	January 2011 Put @ $45.00	4,250

	Paychex, Inc.
3,000	January 2011 Put @ $20.00	1,200

	Philip Morris International, Inc.
2,500	January 2012 Put @ $40.00	11,750

	Schwab Corp.
4,500	January 2011 Put @ $12.50	2,475

	United Parcel Service, Inc.
1,700	January 2011 Put @ $45.00	3,383

	Walgreen Co.
2,500	January 2011 Put @ $30.00	4,250

	Total (Premiums Paid $158,425) - 3.18%	83,988

SHORT TERM INVESTMENTS - 7.49%
197,694	Fidelity Government Fund 57 0.07% ** (Cost $197,694)	197,694

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $197,694) 7.49%		197,694

TOTAL INVESTMENTS (Cost $2,739,046) - 101.43%		2,678,453

LIABILITIES LESS OTHER ASSETS - (1.43)%		(37,679)

NET ASSETS - 100.00%		$ 2,640,774

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 2,177,607	-	-	$ 2,177,607
	Exchange Traded Funds	$ 97,959	-	-	$ 97,959
	Special Purpose Entities	$ 25,780	-	-	$ 25,780
	Real Estate Investment Trusts	$ 95,425	-	-	$ 95,425
	Put Options	$ 83,988	-	-	$ 83,988
	Short-Term Investments:
	Conservative Deposit Account	$ 197,694	-	-	$ 197,694

	Total	$ 2,678,453	-	-	$ 2,678,453

	Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
	(Liabilities)
	Call Options	$ 53,609	-	-	$ 53,609

	Total	$ 53,609	-	-	$ 53,609

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
December 31, 2009 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Annaly Capital Management, Inc.
January 2010 Call @ $19.00	5,500	$ 110

Aqua America, Inc.
January 2010 Call @ $17.50	2,000	600

AT&T Corp.
February 2010 Call @ $28.00	4,000	2,560

Chevron Corp.
January 2010 Call @ $75.00	1,500	3,750

Direxion Large Cap Bear 3X Shares
January 2010 Call @ $22.00	2,000	300

Disney Enterprises, Inc.
January 2010 Call @ $30.00	3,500	8,400

Empire District Electric Co.
March 2010 Call @ $17.50	2,000	3,300

Exxon Mobil Corp.
January 2010 Call @ $70.00	1,400	504

Frontier Communications Corp.
February 2010 Call @ $7.50	100	50

General Mills, Inc.
January 2010 Call @ $70.00	1,700	2,125

Intel Corp.
January 2010 Call @ $20.00	4,000	3,280
January 2010 Call @ $21.00	1,500	480
		3,760
Kellogg Co.
February 2010 Call @ $50.00	2,000	7,600

Kraft Foods, Inc.
January 2010 Call @ $27.50	4,000	1,000

Lockheed Martin Corp.
January 2010 Call @ $80.00	1,300	195

McDonalds Corp.
January 2010 Call @ $65.00	2,000	420

Molson Coors Brewing Co.
January 2010 Call @ $45.00	2,700	2,025

NBT Bancorp, Inc.
January 2010 Call @ $22.50	2,000	400

Northrup Grumman Corp.
January 2010 Call @ $55.00	2,000	2,800

Novartis AG
January 2010 Call @ $55.00	2,500	1,625

Paychex, Inc.
February 2010 Call @ $30.00	3,500	4,200

Philip Morris International, Inc.
January 2010 Call @ $49.00	2,500	1,125

Schwab Corp.
February 2010 Call @ $19.00	5,000	4,000

United Parcel Service, Inc.
January 2010 Call @ $57.50	2,000	1,780

Walgreen Co.
January 2010 Call @ $37.50	2,800	980

Total (Premiums Received $54,184)		$ 53,609

Frank Funds
Statements of Assets and Liabilities
December 31, 2009 (Unaudited)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $1,766,610 and $2,739,046)	$ 1,887,423	$ 2,678,453
Receivables:
Dividends and Interest	179	6,781
Due from Adviser	-	35,123
Securities Sold	29,546	-
Prepaid Expenses	-	1,066
Total Assets	1,917,148	2,721,423
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $54,184)	-	53,609
Payables:
Accrued Management Fees	2,217	-
Securities Purchased	81,935	-
Other Accrued Expenses	-	27,040
Total Liabilities	84,152	80,649

Net Assets	$ 1,832,996	$ 2,640,774

Net Assets Consist of:
Paid In Capital	$ 1,845,412	$ 2,679,175
Accumulated Undistributed Net Investment Loss	(7,394)	(1,324)
Accumulated Undistributed Realized Gain (Loss) on Investments	(125,835)	22,943
Unrealized Appreciation (Depreciation) in Value of Investments	120,813	(60,020)
Net Assets, for 195,842 and 295,456 Shares Outstanding	$ 1,832,996	$ 2,640,774

Net Asset Value Per Share	$ 9.36	$ 8.94

Minimum Redemption Price Per Share	$ 9.17	$ 8.76

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the six months ended December 31, 2009 (Unaudited)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 4,530	$ 41,772
Interest	25	97
Total Investment Income	4,555	41,869

Expenses:
Advisory Fees (Note 3)	11,949	4,622
Administration Fees	-	30,246
Transfer Agent Fees	-	5,972
Miscellaneous Expenses	-	267
Audit Fees	-	3,781
12b-1 fees	-	10,271
Legal Fees	-	8,533
Custody Fees	-	9,657
Insurance Expense	-	556
Trustee Expense	-	605
Printing and Mailing Expense	-	406
Registration Fees	-	2,288
Total Expenses	11,949	77,204
Fees Waived and Reimbursed by the Advisor	-	(59,230)
Net Expenses	11,949	17,974

Net Investment Income (Loss)	(7,394)	23,895

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	48,155	140,563
Realized Loss on Options	-	(80,712)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	262,949	31,526
Options	-	(34,390)
Realized and Unrealized Gain on Investments	311,104	56,987

Net Increase in Net Assets Resulting from Operations	$ 303,710	$ 80,882

(a) net of foreign witholding taxes of $164 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2009	6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (7,394)	$ (3,599)
Net Realized Gain (Loss) on Investments	48,155	(174,009)
Unrealized Appreciation on Investments	262,949	23,230
Net Increase (Decrease) in Net Assets Resulting from Operations	303,710	(154,378)

Distributions to Shareholders:
Realized Gains	-	(91,799)
Total Distributions Paid to Shareholders	-	(91,799)

Capital Share Transactions (Note 5)	646,041	161,471

Total Increase (Decrease) in Net Assets	949,751	(84,706)

Net Assets:
Beginning of Period	883,245	967,951

End of Period (Including Undistributed Net Investment Income (Loss)
of $(7,394) and $0, respectively)	$ 1,832,996	$ 883,245

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months	Period
	Ended	Ended *
	12/31/2009	6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 23,895	$ 22,721
Net Realized Gain on Investments and Options Written	59,851	37,285
Unrealized Appreciation/(Depreciation) on Investments and Options Written	(2,864)	(57,156)
Net Increase in Net Assets Resulting from Operations	80,882	2,850

Distributions to Shareholders:
Net Investment Income	(25,220)	(23,056)
Realized Gains	(73,858)	-
Total Distributions Paid to Shareholders	(99,078)	(23,056)

Capital Share Transactions (Note 5)	1,028,468	1,550,708

Total Increase in Net Assets	1,010,272	1,530,502

Net Assets:
Beginning of Period	1,630,502	100,000

End of Period (Including Undistributed Net Investment Income
of ($1,324 and $0, respectively)	$ 2,640,774	$ 1,630,502

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.
The accompanying notes are an integral part of these financial statements.

Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period *
	Ended		For the Years Ended				Ended
	12/31/2009		6/30/2009	6/30/2008	6/30/2007	6/30/2006	6/30/2005

Net Asset Value, at Beginning of Period	$ 7.40		$ 10.42	$ 13.61	$ 11.36	$ 10.76	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.04)		(0.03)	(0.04)	(0.07)	(0.04)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.00		(2.16)	(1.74)	2.90	0.92	0.81
Total from Investment Operations	1.96		(2.19)	(1.78)	2.83	0.88	0.76

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		(0.83)	(1.41)	(0.58)	(0.28)	-
Total from Distributions	-		(0.83)	(1.41)	(0.58)	(0.28)	-

Net Asset Value, at End of Period	$ 9.36		$ 7.40	$ 10.42	$ 13.61	$ 11.36	$ 10.76

Total Return ***	26.49%		(19.12)%	(14.31)%	25.41%	8.30%	7.60%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,833		$ 883	$ 968	$ 853	$ 499	$ 271
Ratio of Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.93)%	(b)	(0.43)%	(0.35)%	(0.54)%	(0.35)%	(0.49)%	(b)
Portfolio Turnover	54.98%		47.11%	63.03%	72.06%	45.25%	18.20%

* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended *
	12/31/2009		6/30/2009

Net Asset Value, at Beginning of Period	$ 8.94		$ 10.00

Income From Investment Operations:
Net Investment Income **	0.11		0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	0.29		(1.15)
Total from Investment Operations	0.40		(0.89)

Distributions:
Net Investment Income	(0.10)		(0.17)
Realized Gains	(0.30)		-
Total from Distributions	(0.40)		(0.17)

Net Asset Value, at End of Period	$ 8.94		$ 8.94

Total Return ***	4.51%		(8.80)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,641		$ 1,631
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.15%	(b)	16.14%	(b)
Ratio of Net Investment Income to Average Net Assets	(1.90)%	(b)	(11.24)%	(b)
After Reimbursement:
Ratio of Expenses to Average Net Assets	0.97%	(b)	1.75%	(b)
Ratio of Net Investment Income to Average Net Assets	1.28%	(b)	3.15%	(b)
Portfolio Turnover	219.00%		195.12%

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund” each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

Codification: The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification as of December 31, 2009.

The following are a summary of the significant accounting policies followed by the Funds:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation - The price (net asset value) of the shares of the Funds are normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are redeemed within five days of purchase. There were no redemption fees collected for the Funds for the year ended December 31, 2009.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Neither Fund recorded any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Investment Management, Administration and Underwriting Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 1.50% of the average daily net assets of the Value Fund. For the fiscal six months ending December 31, 2009, Frank Capital earned fees of $11,949 from the Value Fund.  As of December 31, 2009, the Value Fund owed Frank Capital $2,217.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement the LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the six months ending December 31, 2009, LBC earned a fee of $4,622 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

LBC reimbursed the Baldwin Fund $59,230 for the six months ending December 31, 2009.  LBC owed the Fund $35,123 for reimbursement of expenses at December 31, 2009.  At December 31, 2009, the amount subject to future recoupment is as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2009	June 30, 2012	$103,914
June 30, 2010	June 30, 2013	$59,230

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of Frank Capital.  Brian Frank also serves as a trustee and an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ending December 31, 2009, LBC was paid $23,851 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ending December 31, 2009 were $30,246. LBC acts as the distributor of the Baldwin Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2009 was $1,845,412 and $2,679,175 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund	July 1, 2009 through December 31, 2009		July 1, 2008 through June 30, 2009

	Shares	Amount	Shares	Amount
Shares sold	114,390	$ 986,339	23,908	$167,576
Shares reinvested	-	-	15,377	91,799
Shares redeemed	(37,967)	(340,298)	(12,758)	(97,904)
Net Increase	76,423	$646,041	26,527	$161,471

Baldwin Fund			August 1, 2008 (commencement of
	July 1, 2009 through December 31, 2009		Investment operations) through June 30, 2009

	Shares	Amount	Shares	Amount
Shares sold	104,112	$948,381	170,034	$1,529,362
Shares reinvested	9,485	85,246	2,403	21,383
Shares redeemed	(574)	(5,159)	(4)	(37)
Net Increase	(113,023)	$1,028,468	172,433	$1,550,708

Note 6. Options

As of December 31, 2009, the Baldwin Fund had outstanding written call options valued at $53,609.

Transactions in written call options during the six months ended December 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2009	502	$ 41,777
Options written	3,121	299,234
Options exercised	(1,229)	(139,089)
Options expired	(578)	(26,935)
Options terminated in closing purchase transaction	(1,181)	(120,803)
Options outstanding at December 31, 2009	635	$ 54,184

As of December 31, 2009, the Baldwin Fund held put options valued at $83,988.

Transactions in put options purchased during the six months ended December 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2009	420	$ 132,413
Options purchased	524	128,205
Options expired	(10)	(740)
Options Terminated	(402)	(101,453)
Options outstanding at December 31, 2009	532	$ 158,425

Note 7. Investment Transactions

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $1,374,694 and $802,120, respectively.

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options for the Baldwin Fund aggregated $4,923,192 and $4,183,807, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $429,510 and $336,122, respectively.

Note 8. Tax Matters

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Value Fund

Baldwin Fund

Undistributed ordinary loss

$     (7,394)

                    $    (1,324)

Capital loss carryforward expiring 6/30/2017+

$    104,442

                    $            -0-

Post-October capital loss deferrals realized between

11/1/08 and 6/30/2009*

$      59,239

                    $            -0-

Gross unrealized appreciation on investment securities

$    231,145                               $     64,684

Gross unrealized depreciation on investment securities                         $  (110,332)

                    $ (124,702)

Net unrealized depreciation on investment securities

$    120,813                               $   (60,018)

Cost of investment securities, including Short Term investments **

$ 1,766,610

                    $2,739,046

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The

    Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

On September 30, 2009, the Baldwin Fund declared a distribution of $0.0680 per share of net investment income. The distribution was paid on September 30, 2009 to shareholders of record on September 29, 2009.

On November 27, 2009, the Baldwin Fund declared a distribution of $0.2980 per share of short-term capital gain. The distribution was paid on November 27, 2009 to shareholders of record on November 26, 2009.

On December 21, 2009, the Baldwin Fund declared a distribution of $0.0358 per share of net investment income. The distribution was paid on December 21, 2009 to shareholders of record on December 18, 2009.

The tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$0	$25,220
Long term capital gain	0	73,858
	$0	$99,078

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2009, NFS, LLC owned approximately 92.34% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Fund.

Note 10. Special Meeting of Shareholders

On August 31, 2009, Alfred Frank resigned his positions as trustee and officer of the Trust.  He also agreed to sell to Ms. Monique Weiss his 50% interest in FCP.  Ms. Weiss’ acquisition would be considered a “change of control” of FCP.

Pursuant to the Investment Company Act of 1940 (the “1940 Act”), as amended, a transaction which results in a change of control of an investment adviser causes the management agreement to be “assigned”.  The 1940 Act further provides that a management agreement will automatically terminate in the event of an assignment.  As a result, Value Fund shareholder approval of a new management agreement between the Trust and FCP, with respect to the Value Fund, was required.  Ms. Weiss’ acquisition of Alfred Frank’s 50% interest in FCP was made contingent upon shareholder approval of the new management agreement.

On October 30, 2009, the Trust sent to shareholders of the Value Fund and the Baldwin Fund a Notice of Special Meeting of Shareholders (the “Shareholder Meeting”) setting forth two proposals (i) the approval of the new management agreement between the Trust and FCP, which required the approval of only the Value Fund’s shareholders, and (ii) the election of three trustees, Brian Frank (who had been previously appointed by the non-interested trustees), Andrea Goncalves and Hemanshu Patel.  The Shareholder Meeting was called for November 20, 2009.

On November 20, 2009, however, the quorum of shareholders required to vote on the Shareholder Meeting proposals was not present in person or by proxy, and the meeting was adjourned until further notice. On December 31, 2009, the Trust sent notice to the shareholders that the Shareholder Meeting would reconvene on January 15, 2010.

As of December 31, 2009, Brian Frank and Alfred Frank each owned 50% of FCP and the Trust’s Board of Trustees consisted of Brian J. Frank, Matthew D. L. Deutsch and Jason W. Frey.

Note 11. Subsequent Events.

A Shareholder Meeting was held on January 15, 2010 to consider and approve the new management agreement between the Trust and FCP and to elect Brian Frank, Andrea Goncalves and Hemanshu Patel as Trustees.

The approval of the new management agreement between the Trust and FCP required the affirmative vote of a “majority of the outstanding voting securities” of the Value Fund as that term is defined under the 1940 Act.  This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Value Fund present at the Shareholders Meeting or represented by proxy if the holders of more than 50% of the outstanding shares of the Value Fund are present or represented by proxy at the Shareholders Meeting or (b) more than 50% of the outstanding shares of the Value Fund.

At the Shareholders Meeting, the Value Fund had 59% of shareholders entitled to vote present by proxy.  The proposed management agreement between the Trust and FCP was approved by the shareholders of the Value Fund with voting results as follows:

For

Against

Abstain

Broker Non-vote

Value Fund

119,845

0

368

0

Any of the Board of Trustee nominees receiving a plurality of the votes cast, by shareholders of the Value Fund and the Baldwin Fund, in person or by proxy at the Shareholders Meeting, at which a quorum existed, would be elected to the Board of Trustees.  Each of the nominees, Brian Frank, Andrea Goncalves and Hemanshu Patel, were elected to the Board of Trustees of the Trust by the following vote of shareholders of the Value Fund and the Baldwin Fund:

Authority Given

Authority Withheld

Brian J. Frank

252,551

1,106

Andrea Goncalves

252,551

1,106

Hemanshu Patel

252,551

1,106

Frank Funds
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Value Fund, you incur ongoing costs which typically consist solely of management fees.  As a shareholder of the Baldwin Fund, you incur two types of costs: (1) transactions costs, including, deferred sales charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,264.86	$8.56
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,045.11	$5.00
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.32	$4.94

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK  FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch, 6 Stacy Ct. Parsippany, NJ 07054, Age: 28	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005.

Jason W. Frey, 6 Stacy Ct. Parsippany, NJ 07054, Age: 30	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] Age: 28	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] Age: 40	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Approval of Management Agreement between Trust and FCP

At a meeting of the Board of Trustees held on September 22, 2009, the Board, including the independent trustees, evaluated the proposed new management agreement between the Trust and FCP with respect to the Value Fund, as required by the 1940 Act upon a change of control of the adviser.

Based on its review, the Board of Trustees determined that approval of the new management agreement was in the best interests of the Trust and the Value Fund’s shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously recommended approval by the shareholders of the Value Fund of the new management agreement.  In making this recommendation, the Board of Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of FCP’s investment personnel, (ii) the nature and quality of operations and services including the research tools and overall investment philosophy that FCP will continue to provide the Value Fund with no change in fees, (iii) the benefits of continuity in services to be provided by FCP, and (iv) the fact that Mr. Brian Frank will remain the portfolio manager for the Value Fund after the change in control.

As to the nature, extent and quality of the services to be provided by FCP to the Value Fund, the Trustees considered that, under the terms of the management agreement, FCP would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Value Fund such investment advice as FCP in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Value Fund consistent with the Value Fund’s investment objective and policies.  The Board considered the experience and resources to be dedicated to the Value Fund by FCP.

FCP reported that its Code of Ethics remains in place, as well as FCP’s Compliance Policies and Procedures.  The Board concluded that, overall, the nature, extent and quality of the services provided to the Value Fund by FCP were consistent with the Board’s expectations.

The Trustees considered the investment performance of the Value Fund. It was the consensus of the Trustees that the overall investment philosophy of FCP was satisfactory and that the performance of the Value Fund provided reasonable returns.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Value Fund and compared those fees to management fees paid by funds in a peer group comprised of other mutual funds with a value-investing objective.  The Trustees noted that they had also compared the total expense ratio of the Value Fund with the expense ratios of the funds in the peer group and had determined that the Value Fund’s contractual management fee and total expense ratio were within the range for the peer group.  The Trustees also considered FCP’s agreement to pay all the expenses of the Fund, and that this agreement would be in effect under the new management agreement.  The Trustees concluded that the Value Fund’s management fees were acceptable in light of the quality of services the Value Fund expects to receive from FCP and the level of fees paid by funds in the peer group.  As to the profits to be realized by FCP, the Trustees noted that they had reviewed FCP’s estimates of its profitability and its financial condition at the June 13, 2009 board meeting.  Based on this review, the Trustees concluded that they were satisfied that FCP’s expected level of profitability from its relationship with the Value Fund was reasonable, competitive with that of comparable funds and not excessive under the new management agreement.

As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Value Fund; however, it was the consensus of the Board that the issue be revisited as the Value Fund grows.

As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed new management agreement is in the best interests of the Value Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the new management agreement and voted to recommend it to shareholders for approval.

Board of Trustees

Brian J. Frank

Matthew D. L. Deutsch

Jason W. Frey

Investment Advisers

Frank Capital Partners, LLC

312 E. 22nd St. #2B

New York, NY 10010

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

      Brian J. Frank

      President & Treasurer

Date March 4, 2010